BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) segment shares	Dec. 31, 2023 USD ($) shares
Accounting Policies [Abstract]
Impairment charges of long-lived assets | $	$ 0	$ 0
Number of Countries in which Entity Operates | segment	1
Antidilutive securities excluded from computation of earnings per share (shares) | shares	592,524	1,366,892